Regulatory Assets and Liabilities (Regulated Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Regulatory Liabilities [Line Items]
Regulatory Liability, Current	$ 495	$ 290
Regulatory Liability, Long-term	1,778	1,765
Total regulatory liabilities	2,273	2,055
Accumulated reserve - cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	895	819
Deferred income tax regulatory liabilities
Regulatory Liabilities [Line Items]
Total regulatory liabilities	877	863
Deferrals related to derivative instruments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	230	241
NMGC gas hedge settlements
Regulatory Liabilities [Line Items]
Total regulatory liabilities	162	0
Cost Recovery Clauses
Regulatory Liabilities [Line Items]
Total regulatory liabilities	70	35
Self-insurance fund (note 32)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	30	28
Storm reserve
Regulatory Liabilities [Line Items]
Total regulatory liabilities	0	58
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 9	$ 11